Segmented Information - Summary of Sales by Classes of Similar Products (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Product Information [Line Items]
Net sales, total	$ 143,068	$ 169,420	$ 151,049
Retail Segment [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	130,758	160,981	143,499
Other Segments [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	12,310	8,439	7,550
Jewelry and Other [Member]
Product Information [Line Items]
Net sales, total	67,296	90,175	99,043
Jewelry and Other [Member] | Retail Segment [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	55,743	81,736	91,493
Jewelry and Other [Member] | Other Segments [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	11,553	8,439	7,550
Timepieces [Member]
Product Information [Line Items]
Net sales, total	75,772	79,245	52,006
Timepieces [Member] | Retail Segment [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	75,015	$ 79,245	$ 52,006
Timepieces [Member] | Other Segments [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	$ 757